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[logo] Legg Mason Wood Walker, Inc.
100 Light Street, P.O. Box 1476
Baltimore, MD 21203-1476
410-539-0000



                                         August 5, 2004




VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:  File Room

       Re:  Legg Mason Tax-Free Income Fund
            1933 Act File No. 33-37971
            1940 Act File No. 811-6223

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced fund do not differ from those filed in Post-Effective Amendment No. 19 to its Registration Statement that was filed electronically on July 26, 2004.

                                           Very truly yours,

                                           /s/ Richard M. Wachterman

                                           Richard M. Wachterman
                                           Associate General Counsel